Financial instruments - fair values and risk management - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 278.0	$ 378.0
Carrying amount	17.0	0.0
Waterview Properties Loan Facility A And B
Disclosure of detailed information about financial instruments [line items]
Carrying amount	17.3
Derivative financial instruments.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 0.0	$ 2.0
Mahigaming LLC | Derivative financial instruments.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value			$ 61.3